Eaton Vance

Worldwide Health Sciences Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Biotechnology — 14.6%
AbbVie, Inc.	91,640	$8,492,279
Abcam PLC	347,559	6,465,725
Alexion Pharmaceuticals, Inc.(1)	78,210	9,377,379
Amgen, Inc.	35,526	8,160,322
Argenx SE ADR(1)	24,205	5,308,156
BioMarin Pharmaceutical, Inc.(1)	75,515	8,046,123
Blueprint Medicines Corp.(1)	75,063	4,889,604
Cellectis SA ADR(1)	32,631	602,695
CSL, Ltd.	119,726	22,172,496
Deciphera Pharmaceuticals, Inc.(1)	51,373	3,008,917
Exact Sciences Corp.(1)	84,144	7,226,287
Galapagos NV(1)	26,148	5,304,606
Gilead Sciences, Inc.	210,785	16,405,397
Incyte Corp.(1)	72,342	7,372,373
Mirati Therapeutics, Inc.(1)	33,361	3,309,078
Neurocrine Biosciences, Inc.(1)	64,023	7,987,509
Vertex Pharmaceuticals, Inc.(1)	97,822	28,168,823

		$152,297,769

Health Care Distributors — 0.4%
Galenica AG(2)	50,872	$3,768,612

		$3,768,612

Health Care Equipment — 20.7%
Abbott Laboratories	396,773	$37,661,693
ABIOMED, Inc.(1)	23,801	5,329,044
Agiliti, Inc.(3)	247,646	3,278,833
Baxter International, Inc.	173,863	15,649,409
Boston Scientific Corp.(1)	668,988	25,414,854
Danaher Corp.	33,529	5,586,267
Edwards Lifesciences Corp.(1)	74,656	16,776,696
Fisher & Paykel Healthcare Corp., Ltd.	306,830	5,720,703
Inari Medical, Inc.(1)	10,832	476,608
Intuitive Surgical, Inc.(1)	46,863	27,181,946
iRhythm Technologies, Inc.(1)	24,828	3,086,369
Koninklijke Philips NV(1)	230,994	10,501,673
Medtronic PLC	349,468	34,450,555
Straumann Holding AG	10,914	8,901,080
Tandem Diabetes Care, Inc.(1)	63,011	5,239,365
Teleflex, Inc.	30,250	10,976,515

		$216,231,610

Health Care Services — 0.3%
LHC Group, Inc.(1)	20,889	$3,394,671

		$3,394,671

Security	Shares	Value
Health Care Supplies — 2.0%
Cooper Cos., Inc. (The)	38,599	$12,235,111
Haemonetics Corp.(1)	77,637	8,515,226

		$20,750,337

Health Care Technology — 0.3%
JMDC, Inc.(1)	52,000	$3,663,595

		$3,663,595

Life Sciences Tools & Services — 6.2%
Agilent Technologies, Inc.	148,850	$13,119,639
Illumina, Inc.(1)	12,597	4,573,341
Lonza Group AG	28,216	13,933,639
Thermo Fisher Scientific, Inc.	93,866	32,777,069

		$64,403,688

Managed Health Care — 10.0%
Anthem, Inc.	68,491	$20,143,888
Centene Corp.(1)	191,474	12,685,153
Humana, Inc.	46,777	19,208,975
UnitedHealth Group, Inc.	172,327	52,533,886

		$104,571,902

Pharmaceuticals — 43.8%
AstraZeneca PLC	157,629	$16,976,593
Bristol-Myers Squibb Co.	326,964	19,526,290
Dechra Pharmaceuticals PLC	166,007	5,726,316
Eli Lilly & Co.	225,509	34,491,602
GlaxoSmithKline PLC	1,393,347	28,859,986
Ipsen SA	74,361	5,818,053
Johnson & Johnson	502,738	74,782,278
Merck & Co., Inc.	516,212	41,668,633
Novartis AG	490,069	42,663,394
Novo Nordisk A/S, Class B	471,633	30,894,150
Pfizer, Inc.	532,247	20,326,513
Roche Holding AG PC	151,469	52,578,146
Sanofi	393,094	38,450,399
Santen Pharmaceutical Co., Ltd.	340,197	6,301,151
UCB SA	72,880	7,294,207
Zoetis, Inc.	223,628	31,171,507

		$457,529,218

Total Common Stocks (identified cost $698,918,960)		$1,026,611,402

Exchange-Traded Funds — 0.5%

Security	Shares	Value
Equity Funds — 0.5%
iShares Global Healthcare ETF	66,482	$4,667,036

Total Exchange-Traded Funds (identified cost $4,145,337)		$4,667,036

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.31%(4)	7,712,211	$7,712,211

Total Short-Term Investments (identified cost $7,712,982)		$7,712,211

Total Investments — 99.5% (identified cost $710,777,279)		$1,038,990,649

Other Assets, Less Liabilities — 0.5%		$5,633,190

Net Assets — 100.0%		$1,044,623,839

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2020, the aggregate value of these securities is $3,768,612 or 0.4% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2020.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	68.2%	$712,418,238
Switzerland	11.7	121,844,871
United Kingdom	5.5	58,028,620
France	4.3	44,871,147
Denmark	3.0	30,894,150
Australia	2.1	22,172,496
Netherlands	1.5	15,809,829
Belgium	1.2	12,598,813
Japan	1.0	9,964,746
New Zealand	0.5	5,720,703
Exchange-Traded Funds	0.5	4,667,036

Total Investments	99.5%	$1,038,990,649

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open derivative instruments at May 31, 2020.

At May 31, 2020, the value of the Fund’s investment in affiliated funds was $7,712,211, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$272,646	$72,800,612	$(65,360,163)	$(113)	$(771)	$7,712,211	$9,558	7,712,211

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Biotechnology	$118,354,942	$33,942,827		$—	$152,297,769
Health Care Distributors	—	3,768,612		—	3,768,612
Health Care Equipment	187,829,321	25,123,456		3,278,833	216,231,610
Health Care Services	3,394,671	—		—	3,394,671
Health Care Supplies	20,750,337	—		—	20,750,337
Health Care Technology	—	3,663,595		—	3,663,595
Life Sciences Tools & Services	50,470,049	13,933,639		—	64,403,688
Managed Health Care	104,571,902	—		—	104,571,902
Pharmaceuticals	221,966,823	235,562,395		—	457,529,218
Total Common Stocks	$707,338,045	$315,994,524	**	$3,278,833	$1,026,611,402
Exchange-Traded Funds	$4,667,036	$—		$—	$4,667,036
Short-Term Investments	—	7,712,211		—	7,712,211
Total Investments	$712,005,081	$323,706,735		$3,278,833	$1,038,990,649

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.